Supplemental information on oil and gas activities (Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	$ 1,593,735	$ 1,783,842	$ 1,049,732
Sales of hydrocarbon, net of production costs	(236,797)	(456,381)	(445,776)
Net changes in sales price and production costs	(1,108,304)	(349,437)	589,275
Changes in estimated future development costs related to oil and gas reserves	512,994	(464,050)	(10,034)
Extensions and discoveries, less related costs	73,812	200,157	284,256
Development costs incurred	81,276	78,487	89,597
Revisions of previous quantity estimates	(36,683)	439,973	244,046
Purchase of Minerals in place			55,373
Purchase of Minerals in place	(30,902)
Net changes in income taxes	(281,554)	77,779	(245,263)
Accretion Of Discounts	234,047	283,365	172,636
Balance Ending	801,624	1,593,735	1,783,842
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	104,223	89,830	75,239
Sales of hydrocarbon, net of production costs	(12,803)	(14,284)	(18,923)
Net changes in sales price and production costs	(117,895)	12,799	16,093
Changes in estimated future development costs related to oil and gas reserves	20,870	(22,163)	413
Extensions and discoveries, less related costs	13,914	17,300	12,323
Development costs incurred	10,743	4,023	2,980
Revisions of previous quantity estimates	(13,002)	9,508	(4,517)
Purchase of Minerals in place			0
Purchase of Minerals in place	0	0
Net changes in income taxes	0	(2,025)	(1,368)
Accretion Of Discounts	10,982	9,235	7,590
Balance Ending	17,032	104,223	89,830
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	43,382	41,549	69,957
Sales of hydrocarbon, net of production costs	8,080	(17,289)	(24,781)
Net changes in sales price and production costs	(14,580)	6,923	(15,170)
Changes in estimated future development costs related to oil and gas reserves	(19,606)	1,165	(1,426)
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	394	445	0
Revisions of previous quantity estimates	3,519	5,482	(1,879)
Purchase of Minerals in place			0
Purchase of Minerals in place	0	0
Net changes in income taxes	(290)	729	6,808
Accretion Of Discounts	4,479	4,378	8,040
Balance Ending	25,378	43,382	41,549
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	1,313,572	1,379,063	814,002
Sales of hydrocarbon, net of production costs	(221,620)	(411,528)	(380,829)
Net changes in sales price and production costs	(975,716)	(299,642)	397,064
Changes in estimated future development costs related to oil and gas reserves	514,317	(268,377)	(18,632)
Extensions and discoveries, less related costs	59,898	182,857	271,933
Development costs incurred	69,694	69,694	85,880
Revisions of previous quantity estimates	(27,190)	415,349	257,540
Purchase of Minerals in place			0
Purchase of Minerals in place	90,315	0
Net changes in income taxes	(281,264)	23,398	(185,118)
Accretion Of Discounts	217,227	222,758	137,223
Balance Ending	759,233	1,313,572	1,379,063
Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	121,217	238,533	90,534
Sales of hydrocarbon, net of production costs	0	0	0
Net changes in sales price and production costs	0	(48,823)	191,288
Changes in estimated future development costs related to oil and gas reserves	0	(175,248)	9,611
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	0	0	0
Revisions of previous quantity estimates	0	11,992	(7,098)
Purchase of Minerals in place			0
Purchase of Minerals in place	(121,217)	0
Net changes in income taxes	0	51,917	(65,585)
Accretion Of Discounts	0	42,846	19,783
Balance Ending	0	121,217	238,533
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	11,341	34,867	0
Sales of hydrocarbon, net of production costs	(10,454)	(13,280)	(21,243)
Net changes in sales price and production costs	(113)	(20,694)	0
Changes in estimated future development costs related to oil and gas reserves	(2,587)	573	0
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	445	4,325	737
Revisions of previous quantity estimates	(10)	(2,358)	0
Purchase of Minerals in place			55,373
Purchase of Minerals in place	0	0
Net changes in income taxes	0	3,760	0
Accretion Of Discounts	1,359	4,148	0
Balance Ending	$ (19)	$ 11,341	$ 34,867